Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share
Schedule of reconciliation profit and share data used in the basic and diluted earnings per share ("EPS") computations
The following table presents a reconciliation of profit and share data used in the basic and diluted earnings per share (“EPS”) computations for the dates indicated:

	December 31,
	2022	2021	2020
(Thousands of US$ dollars)
Profit for the year	92,040	62,697	63,593

(U.S. dollars)
Basic earnings per share	2.54	1.62	1.60
Diluted earnings per share	2.54	1.62	1.60

(Thousands of shares)
Weighted average of common shares outstanding applicable to basic EPS	36,304	38,796	39,656

Adjusted weighted average of common shares outstanding applicable to diluted EPS	36,304	38,796	39,656